Non-Controlling Interest (NCI) - Additional Information (Detail) $ in Thousands, $ in Thousands					12 Months Ended
	Aug. 14, 2025 MXN ($)	Nov. 26, 2024 MXN ($)	Jul. 23, 2024 MXN ($)	Jun. 20, 2024	Dec. 31, 2025 Exchange_Rate	Dec. 31, 2022	Feb. 27, 2026 Exchange_Rate	Sep. 26, 2025 USD ($) $ / $	Sep. 02, 2025 USD ($)	May 30, 2025 USD ($) $ / $	May 15, 2025 USD ($)	Apr. 30, 2025 USD ($)	Apr. 01, 2025 USD ($)	Dec. 31, 2024 Exchange_Rate	Sep. 27, 2024 USD ($) $ / $	May 31, 2024 USD ($) $ / $	May 02, 2024 USD ($)	Dec. 31, 2023 Exchange_Rate	Nov. 15, 2023 USD ($) $ / $	Sep. 13, 2023 USD ($)	Apr. 20, 2015	Feb. 24, 2006
Non Controlling Interest [Line Items]
Percentage of common stock voting																						85.00%
Name of acquiree				GWTC	Desarrollo De Concesiones Aeroportuarias SL (DCA)
Description of how acquirer obtained control of acquiree						On April 20, 2015 the Company acquired 100% of the shares of DCA, which owns 74.5% of the shares of MBJA and the remaining 25.5% is held by Vantage, as a non-controlling shareholder.
Dividend payables								$ 30,000	$ 227,000		$ 30,000	$ 320,000	$ 30,000		$ 15,000	$ 15,000	$ 30,000			$ 30,000
Closing foreign exchange rate | Exchange_Rate					17.9667		17.17							20.2683				16.8935
Percentage of voting equity interests acquired																						85.00%
Dividend payment from retained earnings								30,000	227,000		$ 30,000	320,000	30,000		15,000	15,000	30,000			30,000
Dividend payment	$ 4,254,436	$ 3,501,573	$ 3,501,573
Closing exchange rate | Exchange_Rate					17.9667		17.17							20.2683				16.8935
Top of range [member]
Non Controlling Interest [Line Items]
Dividend payables								414,702		$ 434,424					218,885	18,941			$ 391,199
Dividend payment from retained earnings								414,702		434,424					218,885	18,941			391,199
Bottom of range [member]
Non Controlling Interest [Line Items]
Dividend payables								138,234		148,695					74,920	64,834			135,913
Dividend payment from retained earnings								138,234		$ 148,695					$ 74,920	$ 64,834			$ 135,913
MBJA [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree																					74.50%
Vantage Airport Group Limited [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree																					25.50%
Dividend payables								7,650					7,650				7,650			7,650
Dividend payment from retained earnings								$ 7,650					7,650				7,650			7,650
Founding Partners [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree				48.50%
Shareholding [Member]
Non Controlling Interest [Line Items]
Dividend payables									116,900			164,800
Dividend payment from retained earnings									116,900			164,800
Other Shareholders [Member]
Non Controlling Interest [Line Items]
Dividend payables									110,100			155,200
Dividend payment from retained earnings									$ 110,100			$ 155,200
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
Percentage of common stock voting																					100.00%
Dividend payables																				22,350
Closing foreign exchange rate | $ / $								18.4312		19.4373					19.587	16.95			17.5033
Percentage of voting equity interests acquired																					100.00%
Dividend payment from retained earnings																				$ 22,350
Closing exchange rate | $ / $								18.4312		19.4373					19.587	16.95			17.5033
Desarrollo De Concesiones Aeroportuarias S.L. [Member] | Shareholding [Member]
Non Controlling Interest [Line Items]
Dividend payables								$ 22,350					22,350				22,350
Dividend payment from retained earnings								$ 22,350					$ 22,350				$ 22,350
Guadalajara World Trade Center [Member]
Non Controlling Interest [Line Items]
Percentage of common stock voting				51.50%
Percentage of voting equity interests acquired				51.50%